Document And Entity Information	Nov. 04, 2026
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 04, 2026
Entity Registrant Name	Great Elm Group, Inc.
Entity Central Index Key	0001831096
Entity Emerging Growth Company	false
Entity File Number	001-39832
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-3622015
Entity Address, Address Line One	3801 PGA Boulevard
Entity Address, Address Line Two	Suite 603
Entity Address, City or Town	Palm Beach Gardens
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33410
City Area Code	617
Local Phone Number	375-3006
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	GEG
Security Exchange Name	NASDAQ
Seven Point Two Five Percent Notes Due Two Thousand Twenty Seven [Member]
Document Information [Line Items]
Title of 12(b) Security	7.25% Notes due 2027
Trading Symbol	GEGGL
Security Exchange Name	NASDAQ